Designated Accounting Hedges - Summary of Items Designated as Hedged Items (Parenthetical) (Detail) - Discontinued operations [member] - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about hedged items [line items]
AOCI related to discontinued cash flow hedges	$ 73	$ 134
Accumulated fair value hedge net asset adjustment	$ 44	$ 75